Note 16 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)
As of December 31, 2014:
Total Capital (to Risk Weighted Assets)	$31,675	12.80%	$19,791	8.0%	$24,739	10.0%
Tier 1 Capital (to Risk Weighted Assets)	28,914	11.69	9,895	4.0	14,843	6.0
Tier 1 Capital (to Average Assets)	28,914	7.17	16,137	4.0	20,171	5.0

As of December 31, 2013:
Total Capital (to Risk Weighted Assets)	31,433	13.08	19,227	8.0	24,033	10.0
Tier 1 Capital (to Risk Weighted Assets)	28,641	11.92	9,613	4.0	14,420	6.0
Tier 1 Capital (to Average Assets)	28,641	7.09	16,150	4.0	20,188	5.0